Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Oct. 29, 2011	Jan. 29, 2011	Jan. 30, 2010
Condensed Consolidated Balance Sheets [Abstract]
Accounts receivable allowances	$ 983	$ 525	$ 335
Preferred stock, par value	$ 0.10	$ 0.10	$ 0.10
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	9,867,000	9,865,000	9,864,666
Common stock, shares outstanding		9,865,000	9,864,666
Treasury stock, shares	898,249	898,249	898,249